UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: SEPTEMBER 28, 2007

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE);  { } IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT

NAME:          J.P. Morgan Trust Company, National Association
ADDRESS:       1999 Avenue of the Stars
               Los Angeles, California 90067
13F FILE NUMBER:  028-12427

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          Ann L. Edmonds
TITLE:         Compliance Director
PHONE:            (212)623-6758
SIGNATURE, PLACE, AND DATE OF SIGNING:
ANN J. EDMONDS        NEW YORK, NY          NOVEMBER 14, 2007

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{x}      13F NOTICE

{ }      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER    NAME
	28-694        JPMorgan Chase & Co.